Unaudited Condensed Consolidated Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital EUR (€)	Share capital USD ($)	Share premium EUR (€)	Share premium USD ($)	Accumulated deficit EUR (€)	Accumulated deficit USD ($)	Treasury shares EUR (€)	Treasury shares USD ($)	Translation reserve from foreign operations EUR (€)	Translation reserve from foreign operations USD ($)		Hedging Reserve EUR (€)	Hedging Reserve USD ($)		Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD ($)	Total EUR (€)	Total USD ($)	Non- controlling Interests EUR (€)	Non- controlling Interests USD ($)	EUR (€)	USD ($)
Balance at Dec. 31, 2023	€ 25,613		€ 86,159		€ (5,037)		€ (1,736)		€ 385			€ 3,914			€ 5,697		€ 114,995		€ 10,104		€ 125,099
Profit (loss) for the period					(1,434)												(1,434)		(1,913)		(3,347)
Other comprehensive income (loss) for the period									(170)			2,875					2,705		2,959		5,664
Total comprehensive income (loss) for the period					(1,434)				(170)			2,875					1,271		1,046		2,317
Transactions with owners of the Company, recognized directly in equity:
Share-based payments			61														61				61
Balance at Jun. 30, 2024	25,613		86,220		(6,471)		(1,736)		215			6,789			5,697		116,327		11,150		127,477
Balance at Dec. 31, 2023	25,613		86,159		(5,037)		(1,736)		385			3,914			5,697		114,995		10,104		125,099
Profit (loss) for the period					(6,524)												(6,524)		(2,482)		(9,006)
Other comprehensive income (loss) for the period									8,061			1,978					10,039		3,041		13,080
Total comprehensive income (loss) for the period					(6,524)				8,061			1,978					3,515		559		4,074
Transactions with owners of the Company, recognized directly in equity:
Share-based payments			112														112				112
Balance at Dec. 31, 2024	25,613	$ 30,043	86,271	$ 101,192	(11,561)	$ (13,561)	(1,736)	$ (2,036)	8,446	$ 9,906	[1]	5,892	$ 6,911	[1]	5,697	$ 6,682	118,622	$ 139,137	10,663	$ 12,508	129,285	$ 151,645
Profit (loss) for the period					310	364											310	364	(1,886)	(2,213)	(1,576)	(1,849)	[2]
Other comprehensive income (loss) for the period									(8,900)	(10,439)	[1]	45	53	[1]			(8,855)	(10,386)	159	186	(8,696)	(10,200)
Total comprehensive income (loss) for the period					310	364			(8,900)	(10,439)	[1]	45	53	[1]			(8,545)	(10,022)	(1,727)	(2,027)	(10,272)	(12,049)
Transactions with owners of the Company, recognized directly in equity:
Sale of shares in subsidiaries from Non-controlling interests															9,060	10,627	9,060	10,627	16,996	19,936	26,056	30,563
Issuance of capital note to Non-controlling interest																			1,148	1,347	1,148	1,347
Share-based payments			4	5													4	5			4	5
Balance at Jun. 30, 2025	€ 25,613	$ 30,043	€ 86,275	$ 101,197	€ (11,251)	$ (13,197)	€ (1,736)	$ (2,036)	€ (454)	$ (533)	[1]	€ 5,937	$ 6,964	[1]	€ 14,757	$ 17,309	€ 119,141	$ 139,747	€ 27,080	$ 31,764	€ 146,221	$ 171,511

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)